Post-employment benefit plans	12 Months Ended
Dec. 31, 2022
Entity [Table]
Post-employment benefit plans [text block]
Note 26

Post-employment benefit plans
a) Defined benefit plans
UBS has

established defined

benefit plans

for its employees

in various

jurisdictions in

accordance with local

regulations
and practices.

The major plans

are located

in Switzerland,

the UK,

the US

and Germany.

The level

of benefits

depends
on the specific plan rules.
Swiss pension plan
The Swiss

pension plan covers

employees of UBS

Group AG

in Switzerland and

employees of companies

in Switzerland
having close economic or financial ties with UBS Group AG, and exceeds the minimum benefit requirements under Swiss pension law.

The Swiss plan

offers retirement,

disability and

survivor benefits and

is governed by

a Pension

Foundation
Board. The responsibilities of

this board are defined

by Swiss pension law and

the plan rules.
Savings contributions to the Swiss

plan are paid

by both employer and employee.

Depending on the age

of the employee,
UBS pays

a savings

contribution that

ranges between
6.5 % and 27.5
% of contributory base

salary and between
2.8%
and 9
%

of

contributory

variable

compensation.

UBS

also

pays

risk

contributions

that

are

used

to

fund

disability and
survivor benefits. Employees

can choose the level of savings

contributions paid

by them, which vary between
2.5 % and
13.5
% of contributory base salary and

between
0 % and 9
% of contributory

variable compensation,

depending on

age
and choice of savings contribution

category.

The plan offers to members at the

normal retirement age

of
65

a choice between a lifetime

pension and

a partial or full
lump sum

payment. Participants can

choose to draw

early retirement benefits

starting from

the age of
58
, but can

also
continue

employment and

remain active

members of

the plan

until the

age of
70
. Employees have

the opportunity

to
make additional purchases of benefits

to fund early retirement benefits.
The pension

amount

payable to a

participant is calculated

by applying

a conversion

rate to the accumulated

balance of
the

participant’s

retirement savings

account

at

the

retirement

date.

The

balance

is

based

on

credited

vested

benefits
transferred

from

previous

employers,

purchases

of

benefits,

and

the

employee

and

employer

contributions

that

have
been

made

to

the

participant’s

retirement

savings

account,

as

well

as

the

interest

accrued.

The

annual

interest

rate
credited to participants is determined by

the Pension Foundati

on Board at the end of each year.
Although

the Swiss

plan

is based

on a

defined

contribution

promise under

Swiss pension

law, it

is accounted

for as

a
defined

benefit

plan

under

International

Financial

Reporting

Standards

(IFRS),

primarily

because

of

the

obligation

to
accrue interest on the participants’

retirement savings accounts and

the payment of lifetime pension

benefits.

An actuarial valuation in accordance with Swiss

pension law is performed regularly.

Should an underfunded

situation on
this basis occur, the Pension Foundation Board

is required to take the necessary measures to ensure that full funding can
be

expected

to

be

restored

within

a

maximum

period

of
10

years.

If

a

Swiss

plan

were

to

become

significantly
underfunded

on a

Swiss pension

law basis,

additional employer

and

employee contributions

could

be required.

In this
situation, the risk is

shared between employer and employees, and the employer

is not legally obliged to cover more than
50
% of the

additional contributions

required. As of

31 December 2022,

the Swiss plan

had a technical

funding ratio in
accordance with Swiss pension

law of
119.0% (31 December 2021: 134.8%).
The investment strategy

of the Swiss

plan complies

with Swiss pension

law, including the

rules and

regulations relating
to diversification of plan assets, and is

derived from the risk

budget defined by the Pension Foundation Board on the

basis
of regularly performed asset and liability management

analyses. The Pension Foundation Board strives for a medium-

and
long-term balance between assets and

liabilities.

As of

31 December 202

2,

the Swiss plan

was in

a surplus

situation on

an IFRS

measurement basis,

as the

fair value

of
the

plan’s

assets

exceeded

the

defined

benefit

obligation

(DBO)

by

USD
7,848
m

(31 December

2021:

USD
6,577 m).
However,

a surplus

is only

recognized on

the balance

sheet to

the extent

that it

does not

exceed the

estimated future
economic benefit,

which equals

the difference

between

the present

value of

the estimated

future net

service cost

and
the present value of the

estimated future employer contributions. As of

both 31 December 2022 and 31 December

2021,
the estimated future economic benefit

was zero and

hence no net defined

benefit asset was recognized

on the balance
sheet.
Changes to the Swiss pension

plan in 2019
The Pension Foundation

Board and UBS agreed to implement measures that

took effect from the start of 2019 to

support
the long-term financial

stability of the

Swiss pension fund.

The measures, among

other things,

lowered the conversion

rate
and increased the

normal retirement

age from

64 to 65.

Pensions already

in payment

on 1 January

2019 were not

affected.
To

mitigate

the

effects

for

active

participants,

UBS

committed

to

pay

an

extraordinary

contribution

and

contributed
CHF 646 m (USD 698
m) in

three installments

in 2020,

2021

and 2022.

The installments

of USD
235 m, USD 254 m and
USD 209 m paid in 2020, 2021 and 2022 reduced other comprehensive income with no effect on the income statement.
The regular employer contributions

to be made to the Swiss plan

in 2023 are estimated at USD
480 m.
UK pension plan

The

UK

plan

is

a

career-average

revalued

earnings

scheme,

and

benefits

increase

automatically

based

on

UK

price
inflation,

subject

to

defined

caps. The

normal

retirement

age

for

participants in

the

UK

plan

is
60
. The

plan

provides
guaranteed lifetime

pension benefits

to participants upon

retirement. The

UK plan has

been closed to

new entrants for
more than

20 years and,

since 2013,

participants are no

longer accruing

benefits for

current or

future service.

Instead,
employees participate in the UK defined

contribution plan.
The

governance

responsibility

for

the

UK

plan

lies

jointly

with

the

Pension

Trustee

Board

and

UBS.

The

employer
contributions to

the pension

fund reflect agreed-upon

deficit funding

contributions, which

are determined on

the basis
of the most

recent actuarial valuation

using assumptions

agreed by the

Pension Trustee Board

and UBS. In

the event of
underfunding,

UBS and

the Pension

Trustee Board

must agree

on

a deficit recovery

plan

within statutory

deadlines.

In
2022,

UBS

made

deficit

funding

contributions

of

USD
5
m

to

the

UK

plan.

In

2021,

UBS

made

no

deficit

funding
contributions.
The plan

assets are invested in

a diversified portfolio

of financial assets,

which include

longevity swaps

with an

external
insurance company. These swaps

enable the UK pension

plan to hedge the

risk between expected

and actual longevity,
which should

mitigate volatility in the

net defined benef

it asset / liability. As

of 31 December 2022,

the longevity swaps
had a negative value of USD 1 m (31 December 2021: negative USD 3 m).
In 2019,

UBS and

the Pension Trustee

Board entered

into an

arrangement whereby a

collateral pool

was established

to
provide

security

for

the

pension

fund.

The

value

of

the

collateral

pool

as

of

31 December

2022

was

USD
292 m
(31 December 2021: USD 337
m) and includes

corporate bonds, government-related debt instruments and other financial
assets. The

arrangement provides

the Pension

Trustee Board

dedicated access

to a pool

of assets in

the event

of UBS’s
insolvency or not paying a required

deficit funding contribution.
The employer

contributions

to be

made to

the UK

defined

benefit plan

in 2023

are estimated

at USD
18
m, subject

to
regular funding reviews during

the year.
US pension plans

There are two distinct

major defined

benefit plans

in the

US, with a

normal retirement

age of
65
. Both plans

were closed

to
new entrants more than

20 years ago. Since

they closed,

new employees have

participated in

a defined contribution

plan.
One of the defined benefit plans is a contribution

-based plan in which each participant accrues a percentage of salary in a retirement

savings

account. The

retirement savings

account is

credited annually

with

interest based

on

a rate

that is
linked to

the average

yield on

one-year US

government bonds.

For the

other defined

benefit plan,

retirement benefits
accrue based on the

career-average earnings of each individual plan participant.

Former employees with

vested benefits
have the option of taking

a lump sum payment or a lifetime annuity.
As required

under applicable pension

laws, both plans

have fiduciaries who,

together with

UBS, are

responsible for

the
governance of the plans.
The plan assets

of

both plans are invested

in diversified portfolios

of financial assets. Each

plan’s fiduciaries are responsible
for the investment decisions with

respect to the plan assets.

The employer contributions to

be made to the US defined

benefit plans in 2023

are estimated at USD
11 m.
German pension plans
There are two unfunded defined benefit plans in Germany. The normal retirement age is 65 and benefits are paid directly
by UBS.

In the larger

of the

two plans

each participant

accrues a percentage

of salary

in a

retirement savings

account.
The accumulated account balance

of the participant

is credited on an

annual basis with

guaranteed interest at

a rate of
5
%. The plan has

been closed to new entrants,

and all participants younger than the

age of 55 as of

June 2021 no

longer
accrue

benefits.

In

the

other

plan,

amounts

are

accrued

annually

based

on

employee

elections

related

to

variable
compensation. For this plan, the

accumulated account balance is credited

on an annual basis with a guaranteed

interest
rate of 6 % for amounts accrued before 2010, of 4 % for amounts accrued from 2010 to 2017 and of 0.9 % for amounts accrued after

2017.

Both plans

are subject to

German pension

law,

whereby the

responsibility to

pay pension

benefits
when they

are due

resides entirely

with UBS.

A portion

of the pension

payments is

directly increased

in line with

price
inflation.
In

June

2021,

UBS

implemented

a

new

funded

pension

plan

with

interest

credited

to

participants

equal

to

actual
investment returns

with a

guaranteed

minimum of
0
%. The

plan

was implemented

retrospectively for

new

hires since
June 2018 and for all eligible

active participants younger

than 55 from July 2021.

Each participant accrues a percentage
of salary in a retirement savings

account.
The employer contributions to

be made to the German defined benefit

plans in 2023 are estimated

at USD
12 m.
Financial information by plan
The tables

below

provide

an analysis

of

the movement

in the

net

asset /

liability recognized

on

the balance

sheet

for
defined benefit plans, as well as

an analysis of amounts recognized

in net profit and in
Other comprehensive incom
e.
Defined benefit plans
USD m Swiss pension plan UK pension plan
US and German
pension plans Total
2022 2021 2022 2021 2022 2021 2022 2021
Defined benefit obligation at the beginning of the year 27,398 27,728 4,105 4,162 1,740 1,905 33,242 33,795
Current service cost 416 494 0 0 5 6 420 500
Interest expense 344 58 67 58 35 30 446 147
Plan participant contributions 257 266 0 0 0 0 257 266
Remeasurements (4,151) 837 (1,474) 71 (267) (62) (5,891) 846
of which: actuarial (gains) / losses due to changes in demographic assumptions
3 51 (6) 14 1 4 (2) 69
of which: actuarial (gains) / losses due to changes in financial assumptions
(4,666) (678) (1,575) (3) (279) (78) (6,520) (759)
of which: experience (gains) / losses
1
512 1,464 107 59 11 12 631 1,535
Past service cost related to plan amendments 0 0 0 0 0 4 0 4
Curtailments (20) (80) 0 0 0 0 (20) (80)
Benefit payments (1,454) (1,097) (123) (148) (111) (112) (1,687) (1,357)
Other movements (5) 0 0 0 0 1 (5) 1
Foreign currency translation (513) (809) (408) (38) (28) (33) (949) (880)
Defined benefit obligation at the

end of the year
22,272 27,398 2,166 4,105 1,375 1,740 25,813 33,242
of which: amounts owed to active members 11,927 14,333 65 150 169 222 12,160 14,705 of which: amounts owed to deferred members 0 0 656 1,593 528 669 1,184 2,262 of which: amounts owed to retirees 10,345 13,065 1,445 2,362 678 849 12,469 16,276 of which: funded plans 22,272 27,398 2,166 4,105 1,011 1,222 25,449 32,724 of which: unfunded plans 0 0 0 0 363 518 363 518
Fair value of plan assets at the beginning

of the year
33,975 32,590 4,297 4,149 1,329 1,360 39,601 38,100
Return on plan assets excluding interest income (3,248) 2,322 (1,312) 277 (223) 40 (4,782) 2,639
Interest income 485 74 70 58 31 26 586 159
Employer contributions

685 763 5 0 16 16 706 779
Plan participant contributions 257 266 0 0 0 0 257 266
Benefit payments (1,454) (1,097) (123) (148) (111) (112) (1,687) (1,357)
Administration expenses, taxes and premiums paid (12) (13) 0 0 (3) (4) (16) (17)
Other movements (2) 0 0 0 0 1 (2) 1
Foreign currency translation (567) (930) (450) (39) 0 0 (1,017) (969)
Fair value of plan assets

at the end of the year
30,119 33,975 2,488 4,297 1,039 1,329 33,646 39,601
Surplus / (deficit) 7,848 6,577 321 192 (335) (411) 7,834 6,358
Asset ceiling effect at the beginning of the year 6,577 4,862 0 0 0 0 6,577 4,862
Interest expense on asset ceiling effect 135 15 0 0 0 0 135 15
Asset ceiling effect excluding interest expense and foreign

currency translation on
asset ceiling effect 1,189 1,821 0 0 0 0 1,189 1,821
Foreign currency translation (54) (121) 0 0 0 0 (54) (121)
Asset ceiling effect at the end of the year 7,848 6,577 0 0 0 0 7,848 6,577
Net defined benefit asset / (liability) of

major plans
0 0 321 192 (335) (411) (14) (219)
Net defined benefit asset / (liability) of remaining

plans
(100) (112)
Total net defined benefit

asset / (liability)
(114) (331)
of which: Net defined benefit asset 355 302
of which: Net defined benefit liability
2
(469) (633)
1 Experience (gains)

/ losses

are a component

of actuarial remeasurements

of the defined

benefit obligation

and reflect

the effects

of differences between

the previous actuarial

assumptions and

what has actually
occurred.

2 Refer to Note 18c.
Income statement – expenses related

to defined benefit plans
1
USD m Swiss pension plan UK pension plan
US and German
pension plans Total
For the year ended 31.12.22 31.12.21 31.12.22 31.12.21 31.12.22 31.12.21 31.12.22 31.12.21
Current service cost 416 494 0 0 5 6 420 500
Interest expense related to defined benefit obligation 344 58 67 58 35 30 446 147
Interest income related to plan assets (485) (74) (70) (58) (31) (26) (586) (159)
Interest expense on asset ceiling effect 135 15 0 0 0 0 135 15
Administration expenses, taxes and premiums paid 12 13 0 0 3 4 16 17
Past service cost related to plan amendments 0 0 0 0 0 4 0 4
Curtailments (20) (80) 0 0 0 0 (20) (80)
Net periodic expenses recognized in net

profit for major plans
402 426 (3) 0 12 18 411 444
Net periodic expenses recognized in net

profit for remaining plans
2
25 25
Total net periodic

expenses recognized in net profit
437 470
1 Refer to Note 6.

2 Includes differences between

actual and estimated performance

award accruals.
Other comprehensive income – gains /

(losses) on defined benefit plans

USD m Swiss pension plan UK pension plan
US and German
pension plans Total
For the year ended 31.12.22 31.12.21 31.12.22 31.12.21 31.12.22 31.12.21 31.12.22 31.12.21
Remeasurement of defined benefit obligation 4,151 (837) 1,474 (71) 267 62 5,891 (846)
of which: change in discount rate assumption 5,414 870 1,451 319 317 77 7,183 1,267 of which: change in rate of pension increase

assumption
0 0 123 (316) (5) (1) 118 (318)
of which: change in rate of interest credit on

retirement savings assumption
(718) (193) 0 0 (82) (1) (800) (194)
of which: change in life expectancy 0 0 5 9 (1) (3) 4 5
of which: change in other actuarial assumptions (33) (50) 1 (23) 48 2 16 (71)
of which: experience gains / (losses)
1
(512) (1,464) (107) (59) (11) (12) (631) (1,535)
Return on plan assets excluding interest income (3,248) 2,322 (1,312) 277 (223) 40 (4,782) 2,639
Asset ceiling effect excluding interest expense and foreign

currency translation
(1,189) (1,821) 0 0 0 0 (1,189) (1,821)
Total gains / (losses) recognized

in other comprehensive income for major plans
(285) (336) 162 207 43 102 (80) (28)
Total gains / (losses) recognized

in other comprehensive income for remaining plans
7 30
Total gains / (losses) recognized

in other comprehensive income
2
(73) 2
1 Experience

(gains) / losses

are a component

of actuarial remeasurements

of the defined

benefit obligation

and reflect

the effects of

differences between

the previous actuarial

assumptions and

what has actually
occurred.

2 Refer to the “Statement

of comprehensive income.”
The table below provides

information about the duration of

the DBO and the timing for expected benefit payments.
Swiss pension plan UK pension plan
US and German pension
plans
1
31.12.22 31.12.21 31.12.22 31.12.21 31.12.22 31.12.21
Duration of the defined benefit

obligation (in years)
13.1 15.1 13.7 18.8 7.9 9.5
Maturity analysis of benefits expected

to be paid
USD m
Benefits expected to be paid within 12 months 1,294 1,312 107 110 123 123
Benefits expected to be paid between

1 and 3 years
2,657 2,636 234 248 232 237
Benefits expected to be paid between

3 and 6 years
3,977 3,824 384 418 335 338
Benefits expected to be paid between

6 and 11 years
6,743 6,220 667 743 502 495
Benefits expected to be paid between

11 and 16 years
6,223 5,572 667 751 388 392
Benefits expected to be paid in more than 16 years 22,446 18,092 2,570 3,028 516 519
1 The duration of the

defined benefit obligation

represents a weighted average

across US and German

plans.
Actuarial assumptions
The

actuarial assumptions

used

for

the defined

benefit plans

are

based

on

the

economic conditions

prevailing

in

the
jurisdiction

in which

they

are

offered.

Changes

in the

defined

benefit

obligation

are

most sensitive

to

changes

in the
discount rate. The di

scount rate is based

on the yield of high

-quality corporate bonds

quoted in an active

market in the
currency of

the respective plan.

A decrease in

the discount curve

increases the DBO.

UBS regularly

reviews the actuarial
assumptions used in

calculating the DBO to determine their continuing

relevance.
›

Refer to Note 1a

item 5 for a description

of the accounting

policy for defined

benefit plans

The tables below show

the significant actuarial assumptions used

in calculating the DBO at the end of

the year.
Significant actuarial assumptions
Swiss pension plan UK pension plan US pension plans German pension plans
In % 31.12.22 31.12.21 31.12.22 31.12.21 31.12.22 31.12.21 31.12.22 31.12.21
Discount rate 2.34 0.34 5.02 1.82 4.92
1
2.47
1
3.81 0.99
Rate of pension increase 0.00 0.00 3.08 3.32 0.00 0.00 2.20 1.80
Rate of interest credit on retirement savings

3.39 1.04 0.00 0.00 5.73
2
1.18
2
0.00 0.00
1 Represents weighted average

across US pension plans.

2 Only applicable to

one of the US pension plans
Mortality tables and life expectancies

for major plans
Life expectancy at age 65 for a male member currently
aged 65 aged 45
Country Mortality table 31.12.22 31.12.21 31.12.22 31.12.21
Switzerland BVG 2020 G with CMI 2021 projections
1
21.7 21.7 23.4 23.3
UK S3PA with CMI 2021 projections
2
23.5 23.4 24.6 24.5
USA Pri-2012 with MP-2021 projection scale 22.0 21.9 23.3 23.3
Germany
Dr. K. Heubeck

2018 G
20.6 20.5 23.4 23.2
Life expectancy at age 65 for a female member currently
aged 65 aged 45
Country Mortality table 31.12.22 31.12.21 31.12.22 31.12.21
Switzerland BVG 2020 G with CMI 2021 projections
1
23.5 23.4 25.1 25.0
UK S3PA with CMI 2021 projections
2
25.0 24.9 26.4 26.3
USA Pri-2012 with MP-2021 projection scale 23.4 23.3 24.8 24.7
Germany
Dr. K. Heubeck

2018 G
24.0 23.9 26.3 26.1
1 In 2021, BVG 2020 G with

CMI 2019 projections was

used.

2 In 2021, S3PA

with CMI 2020

projections was used.
Sensitivity analysis of significant actuarial

assumptions
The table

below

presents

a sensitivity

analysis

for each

significant

actuarial

assumption,

showing

how the

DBO would
have been

affected by

changes in

the relevant actuarial

assumption

that were

reasonably

possible at

the balance sheet
date.

Unforeseen

circumstances

may

arise,

which

could

result

in

variations

that

are

outside

the

range

of

alternatives
deemed

reasonably

possible.

Caution

should

be

used

in

extrapolating

the

sensitivities

below

on

the

DBO,

as

the
sensitivities may not be linear.
Sensitivity analysis of significant actuarial

assumptions
1
Increase / (decrease) in defined benefit obligation Swiss pension plan UK pension plan US and German pension plans
USD m 31.12.22 31.12.21 31.12.22 31.12.21 31.12.22 31.12.21
Discount rate
Increase by 50 basis points (1,128) (1,695) (141) (361) (51) (78)
Decrease by 50 basis points 1,269 1,933 157 411 55 84
Rate of pension increase
Increase by 50 basis points 877 1,333 127 334 4 6
Decrease by 50 basis points –
2
–
2
(118) (306) (3) (6)
Rate of interest credit on retirement

savings
Increase by 50 basis points 178 224 –
3
–
3
9 8
Decrease by 50 basis points (178) (224) –
3
–
3
(8) (7)
Life expectancy
Increase in longevity by one additional year 593 915 65 184 39 56
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded.

2 As the assumed rate of pension
increase was 0
% as of 31 December 2022

and as of 31 December

2021, a downward change

in assumption is

not applicable.

3 As the UK plan does

not provide interest credits

on retirement savings,

a change in
assumption is not applicable.
Fair value of plan assets
The tables below provide

information about the composition

and fair value of plan assets of

the major pension plans.
Composition and fair value

of plan assets
Swiss pension plan
31.12.22 31.12.21
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD m
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 326 0 326 1 187 0 187 1
Real estate / property
Domestic 0 3,783 3,783 13 0 3,530 3,530 10
Foreign 0 919 919 3 0 580 580 2
Investment funds
Equity

Domestic 743 0 743 2 843 0 843 2
Foreign 4,964 2,171 7,134 24 6,213 2,652 8,865 26
Bonds
1
Domestic, AAA to BBB– 3,760 0 3,760 12 4,446 0 4,446 13
Foreign, AAA

to BBB–
6,031 0 6,031 20 5,093 0 5,093 15
Foreign, below BBB– 1,062 0 1,062 4 1,314 0 1,314 4
Other 1,540 3,547 5,086 17 4,211 3,558 7,769 23
Other investments 624 651 1,275 4 668 682 1,349 4
Total fair value of plan

assets
19,049 11,071 30,119 100 22,973 11,002 33,975 100
31.12.22 31.12.21
Total fair value of plan

assets
30,119 33,975
of which:
2
Bank accounts at UBS

337 194
UBS debt instruments 50 28
UBS shares 27 25
Securities lent to UBS
3
871 1,079
Property occupied by UBS 90 93
Derivative financial instruments, counterparty

UBS
3
76 128
1 The bond credit

ratings are primarily

based on S&P’s credit

ratings. Ratings

AAA to BBB

–

and below

BBB– represent investment

grade and non-investment

grade ratings,

respectively.

In cases where

credit ratings
from other rating

agencies were

used, these were

converted to

the equivalent

rating in S&P’s

rating classification.

2 Bank

accounts at UBS

encompass accounts

in the

name of the Swiss

pension fund.

The other
positions disclosed in the table encompass both

direct investments in UBS instruments

and indirect investments, i.e., those

made through funds that the pension

fund invests in.

3 Securities lent to UBS and derivative
financial instruments

are presented

gross of any co

llateral. Securities

lent to UBS

were fully

covered by collateral

as of 31

December 2022

and 31 December

2021. Net

of collateral,

derivative financial

instruments
amounted to negative USD 8
m as of 31 December 2022

(31 December 2021:

positive USD
43 m).
Composition and fair value

of plan assets (continued)
UK pension plan
31.12.22 31.12.21
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD m
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 104 0 104 4 147 0 147 3
Bonds
1
Domestic, AAA to BBB– 1,729 0 1,729 69 2,605 0 2,605 61
Foreign, AAA

to BBB–
297 0 297 12 372 0 372 9
Foreign, below BBB– 7 0 7 0 4 0 4 0
Investment funds
Equity

Domestic 19 3 22 1 44 4 47 1
Foreign 366 0 366 15 921 0 921 21
Bonds
1
Domestic, AAA to BBB– 367 90 457 18 532 147 679 16
Domestic, below BBB– 1 0 1 0 12 0 12 0
Foreign, AAA

to BBB–
90 0 90 4 179 0 179 4
Foreign, below BBB– 114 0 114 5 115 0 115 3
Real estate
Domestic 64 0 64 3 110 12 122 3
Foreign 6 31 36 1 6 34 40 1
Other (280) 0 (280) (11) (313) 0 (313) (7)
Repurchase agreements (612) 0 (612) (25) (725) 0 (725) (17)
Other investments 66 27 94 4 65 26 91 2
Total fair value of plan

assets
2,336 151 2,488 100 4,074 223 4,297 100
1 The bond credit

ratings are primarily

based on S&P’s credit

ratings. Ratings

AAA to BBB

–

and below

BBB– represent investment

grade and non-investment

grade ratings,

respectively. In

cases where

credit ratings
from other rating agencies were

used, these were converted to

the equivalent rating in

S&P’s rating

classification.
US and German pension

plans
31.12.22 31.12.21
Fair value
Plan asset
allocation %
Fair value
Plan asset
allocation %
USD m
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 7 0 7 1 11 0 11 1
Equity
Domestic 55 0 55 5 79 0 79 6
Foreign 24 0 24 2 31 0 31 2
Bonds
1
Domestic, AAA to BBB– 359 0 359 35 486 0 486 37
Domestic, below BBB– 4 0 4 0 17 0 17 1
Foreign, AAA

to BBB–
74 0 74 7 97 0 97 7
Foreign, below BBB– 3 0 3 0 6 0 6 0
Investment funds
Equity

Domestic 27 0 27 3 3 0 3 0
Foreign 33 0 33 3 56 0 56 4
Bonds
1
Domestic, AAA to BBB– 266 0 266 26 269 0 269 20
Domestic, below BBB– 109 0 109 10 147 0 147 11
Foreign, AAA

to BBB–
2 0 2 0 11 0 11 1
Foreign, below BBB– 5 0 5 0 2 0 2 0
Real estate
Domestic 0 11 11 1 0 9 9 1
Other 54 0 54 5 99 0 99 7
Other investments 5 1 6 1 5 1 6 0
Total fair value of plan

assets
1,027 12 1,039 100 1,319 10 1,329 100
1 The bond credit

ratings are primarily

based on S&P’s credit

ratings. Ratings

AAA to BBB

–

and below

BBB– represent investment

grade and non-investment

grade ratings,

respectively. In

cases where

credit ratings
from other rating agencies were

used, these were converted to

the equivalent rating in

S&P’s rating

classification.
b) Defined contribution plans
UBS

sponsors

a

number

of

defined

contribution

plans,

with

the

most

significant

plans

in

the

US

and

the

UK.

UBS’s
obligation is limited to its contributions

made in accordance with

each plan, which

may include direct contributions

and
matching

contributions.

Employer contributions

to defin

ed contribution

plans

are recognized

as an

expense

and

were
USD 357 m in 2022, USD 363 m in 2021 and USD 343 m in 2020.
›

Refer to Note 6 for

more information
c) Related-party disclosure
UBS

is

the

principal

provider

of

banking

services

for

the

pension

fund

of

UBS

in

Switzerland.

In

this

capacity,

UBS

is
engaged

to execute

most of

the pension

fund’s banking

activities. These

activities can

include,

but are

not limited

to,
trading, securities

lending and

borrowing

and derivative transactions.

The non

-Swiss UBS

pension funds

do not

have a
similar banking

relationship with UBS.

During 2022, UBS

received USD
36
m in fees for

banking services from

the major
post-employment benefit

plans (2021:

USD
39
m). As

of 31 December

2022,

the major post-employment

benefit plans
held USD 265
m in UBS shares (31 December 2021:

USD
252 m).
›

Refer to the “Composition

and fair value

of plan assets”

table in Note

26a for more information

about fair value

of investments

in
UBS instruments

held by the Swiss

pension fund

UBS AG
Entity [Table]
Post-employment benefit plans [text block]
Note 26

Post-employment benefit plans
a) Defined benefit plans
UBS AG has

established defined benefit

plans for its

employees in various

jurisdictions in accordance

with local regulations
and practices.

The major plans

are located

in Switzerland,

the UK,

the US

and Germany.

The level

of benefits

depends
on the specific plan rules.
Swiss pension plan
The Swiss

pension plan covers

employees of UBS

Group AG

in Switzerland and

employees of companies

in Switzerland
having close economic or financial ties with UBS Group AG, and exceeds the minimum benefit requirements under Swiss pension law.

In 2017, a significant

number of

employees were

transferred from UBS

AG to UBS Business

Solutions AG,
which

is

a

directly

held

subsidiary

of

UBS

Group

AG.

There

continues

to

be

one

pooled

pension

plan

in

Switzerland
covering

the

employees

of

UBS

AG

and

those

transferred

to

UBS

Business

Solutions

AG.

UBS

AG

and

UBS

Business
Solutions AG both are

legal sponsors of UBS’s Swiss pension

plan. Since the date of the employee transfer,

UBS AG and
UBS Business Solutions AG apply proportionate defined benefit accounting, i.e., the net pension cost and

the net pension
asset / liability

of the Swiss

pension plan

are allocated

proportionally

between UBS

AG and

UBS Business

Solutions AG
based

on

the aggregated

net pension

cost and

defined

benefit obligations

related

to their

employees.

The Swiss

plan
offers retirement,

disability and survivor

benefits and is governed

by a Pension

Foundation Board.

The responsibilities of
this board are defined

by Swiss pension law and the

plan rules.
Savings contributions to the Swiss

plan are paid

by both employer and employee.

Depending on the age

of the employee,
UBS

AG pays

a savings

contribution

that

ranges

between
6.5 % and 27.5
% of

contributory

base salary

and

between
2.8 % and 9
% of contributory variable

compensation. UBS AG also pays risk contributions that are used to fund disability and survivor benefits. Employees

can choose the level

of savings contributions

paid by them, which

vary between
2.5%
and 13.5
% of contributory base salary and

between
0 % and 9
% of contributory

variable compensation, depending

on
age and choice of savings contribution

category.

The plan offers to members at the

normal retirement age

of
65

a choice between a lifetime

pension and

a partial or full
lump sum

payment. Participants can

choose to draw

early retirement benefits

starting from

the age of
58
, but can

also
continue

employment and

remain active

members of

the plan

until the

age of
70
. Employees have

the opportunity

to
make additional purchases of benefits

to fund early retirement benefits.
The pension

amount payable to

a participant is

calculated by

applying a

conversion rate to the

accumulated balance of
the

participant’s

retirement savings

account

at

the

retirement

date.

The

balance

is

based

on

credited

vested

benefits
transferred

from

previous

employers,

purchases

of

benefits,

and

the

employee

and

employer

contributions

that

have
been

made

to

the

participant’s

retirement

savings

account,

as

well

as

the

interest

accrued.

The

annual

interest

rate
credited to participants is determined by

the Pension Foundation

Board at the end of each year.
Although

the Swiss

plan

is based

on a

defined

contribution

promise under

Swiss pension

law, it

is accounted

for as

a
defined

benefit

plan

under

International

Financial

Reporting

Standards

(IFRS),

primarily

because

of

the

obligation

to
accrue interest on the participants’

retirement savings accounts and

the payment of lifetime pension

benefits.

An actuarial valuation in accordance with Swiss

pension law is performed regularly.

Should an underfunded

situation on
this basis occur, the Pension Foundation Board is

required to take the necessary measures to ensure that full funding can
be

expected

to

be

restored

within

a

maximum

period

of
10

years.

If

a

Swiss

plan

were

to

become

significantly
underfunded

on a

Swiss pension

law basis,

additional employer

and

employee contributions

could

be required.

In this
situation, the risk is

shared between employer and employees, and the employer

is not legally obliged to cover more than
50
% of the

additional contributions

required. As of

31 December 2022,

the Swiss plan

had a technical funding

ratio in
accordance with Swiss pension

law of
119.0% (31 December 2021: 134.8%).
The investment strategy

of the Swiss

plan complies

with Swiss pension

law, including the

rules and

regulations relating
to diversification of plan assets, and is

derived from the risk

budget defined by the Pension Foundation Board on the

basis
of regularly performed asset and liability management analyses. The Pension Foundation Board strives for a medium-

and
long-term balance between assets and

liabilities.

As of

31 December 202

2,

the Swiss plan

was in

a surplus

situation on

an IFRS

measurement basis,

as the

fair value

of
the

plan’s

assets

exceeded

the

defined

benefit

obligation

(DBO)

by

USD
4,418
m

(31 December

2021:

USD
3,716 m).
However,

a surplus

is only

recognized on

the balance

sheet to

the extent

that it

does not

exceed the

estimated future
economic benefit,

which equals

the difference

between

the present

value of

the estimated

future net

service cost

and
the present value of the

estimated future employer

contributions. As of both 31 December

2022 and 31 December 2021,
the estimated future economic benefit

was zero and

hence no net defined

benefit asset was recognized

on the balance
sheet.
Changes to the Swiss pension

plan in 2019
The

Pension Foundation Board

and UBS

AG

agreed to

implement measures

that took

effect from

the start

of

2019 to
support

the

long-term

financial stability

of

the

Swiss

pension

fund.

The

measures,

among

other

things,

lowered

the
conversion rate and increased the normal retirement age

from 64 to 65.

Pensions already in payment on 1 January 2019
were not affected.
To mitigate the

effects for active

participants, UBS

AG committed to

pay an

extraordinary contribution

and contributed
CHF 390 m (USD 421
m) in three

installments in

2020,

2021

and 2022.

The installments

of USD
143 m, USD 152 m and
USD 126 m paid in 2020, 2021 and 2022 reduced other comprehensive income with no effect on the income statement.
The regular employer contributions

to be made to the Swiss plan

in 2023 are estimated at USD
275 m.
UK pension plan

The

UK

plan

is

a

career-average

revalued

earnings

scheme,

and

benefits

increase

automatically

based

on

UK

price
inflation,

subject

to

defined

caps. The

normal

retirement

age

for

participants in

the

UK

plan

is
60
. The

plan

provides
guaranteed lifetime

pension benefits

to participants upon

retirement. The

UK plan has

been closed to

new entrants for
more than

20 years and,

since 2013,

participants are no

longer accruing

benefits for

current or

future service.

Instead,
employees participate in the UK defined

contribution plan.
The

governance

responsibility for

the

UK

plan

lies

jointly with

the

Pension

Trustee Board

and

UBS

AG.

The

employer
contributions to

the pension

fund reflect agreed-upon

deficit funding

contributions, which

are determined on

the basis
of the most recent actuarial valuation

using assumptions agreed

by the Pension Trustee Board and U

BS AG. In the event
of underfunding, UBS AG and the Pension Trustee

Board must agree on a

deficit recovery plan within statutory deadlines.
In 2022, UBS AG

made deficit

funding contributions of USD
5
m to the

UK plan. In

2021, UBS AG made

no deficit funding
contributions.
The plan

assets are invested in

a diversified portfolio

of financial assets,

which include

longevity swaps

with an

external
insurance company. These swaps

enable the UK pension

plan to hedge the

risk between expected

and actual longevity,
which should

mitigate volatility in the

net defined benefit

asset / liability. As

of 31 December 2022,

the longevity swaps
had a negative value of USD 1 m (31 December 2021: negative USD 3 m).
In 2019, UBS AG

and the Pension Trustee Board

entered into an arrangement whereby

a collateral pool was established
to

provide

security

for

the

pension

fund.

The

value

of

the

collateral

pool

as

of

31 December

2022

was

USD
292 m
(31 December 2021: USD 337
m) and includes

corporate bonds, government-related debt instruments and other financial
assets. The arrangement provides the Pension Trustee

Board dedicated access to a pool of

assets in the event

of UBS AG’s
insolvency or not paying a required

deficit funding contribution.
The employer

contributions

to be

made to

the UK

defined

benefit plan

in 2023

are estimated

at USD
18
m, subject

to
regular funding reviews during

the year.
US pension plans

There are two distinct

major defined

benefit plans

in the

US, with a

normal retirement

age of
65
. Both plans

were closed

to
new entrants more than

20 years ago. Since

they closed,

new employees have

participated in

a defined contribution

plan.
One of the defined benefit plans is a contribution

-based plan in which each participant accrues a percentage of salary in
a retirement

savings

account. The

retirement savings

account is

credited annually

with

interest based

on

a rate

that is
linked to

the average

yield on

one-year US

government bonds.

For the

other defined

benefit plan,

retirement benefits
accrue based on the

career-average earnings of each individual plan participant.

Former employees with vested benefits
have the option of taking

a lump sum payment or a lifetime annuity.
As required

under applicable pens

ion laws, both

plans have fiduciaries who,

together with

UBS AG,

are responsible

for
the governance of the plans.
The plan assets

of both plans

are invested in

diversified portfolios

of financial assets. Each

plan’s fiduciaries are responsible
for the investment decisions with

respect to the plan assets.

The employer contributions to

be made to the US defined

benefit plans in 2023

are estimated at USD
11 m.
German pension plans
There are two unfunded defined benefit plans in Germany. The normal retirement age is 65 and benefits are paid directly
by UBS AG. In the larger

of the two plans each participant

accrues a percentage of salary in

a retirement savings account.
The accumulated account

balance of the participant

is credited on an

annual basis with

guaranteed interest at

a rate of
5
%. The plan has

been closed to new entrants,

and all participants younger than the

age of 55 as of

June 2021 no

longer
accrue

benefits.

In

the

other

plan,

amounts

are

accrued

annually

based

on

employee

elections

related

to

variable
compensation. For this plan, the

accumulated account balance is credited

on an annual basis with a guaranteed

interest
rate of 6 % for amounts accrued before 2010, of 4 % for amounts accrued from 2010 to 2017 and of 0.9 % for amounts accrued after

2017.

Both plans

are subject to

German pension

law,

whereby the

responsibility to

pay pension

benefits
when they are due resides entirely with UBS AG. A portion of the pension payments is directly increased in line with price
inflation.

In June

2021,

UBS

AG implemented

a new

funded

pension

plan

with interest

credited

to participants

equal

to actual
investment returns

with a

guaranteed

minimum of
0
%. The

plan

was implemented

retrospectively

for new

hires since
June 2018 and for all eligible

active participants younger

than 55 from July 2021.

Each participant accrues a percentage
of salary in a retirement savings account

.
The employer contributions to

be made to the German defined benefit

plans in 2023 are estimated

at USD
12 m.
Financial information by plan
The tables

below

provide

an analysis

of

the movement

in the

net

asset /

liability recognized

on

the balance

sheet

for
defined benefit plans, as well as

an analysis of amounts recognized

in net profit and in
Other comprehensive incom
e.
Defined benefit plans
USD m Swiss pension plan UK pension plan
US and German
pension plans Total
2022 2021 2022 2021 2022 2021 2022 2021
Defined benefit obligation at the beginning of the year 15,480 15,619 4,105 4,162 1,740 1,905 21,324 21,686
Current service cost 240 285 0 0 5 6 244 291
Interest expense 195 33 67 58 35 30 297 122
Plan participant contributions 154 161 0 0 0 0 154 161
Remeasurements (2,424) 490 (1,474) 71 (267) (62) (4,165) 498
of which: actuarial (gains) / losses due to changes in demographic assumptions
2 26 (6) 14 1 4 (3) 45
of which: actuarial (gains) / losses due to changes in financial assumptions
(2,653) (385) (1,575) (3) (279) (78) (4,506) (466)
of which: experience (gains) / losses
1
226 848 107 59 11 12 344 919
Past service cost related to plan amendments 0 0 0 0 0 4 0 4
Curtailments (13) (49) 0 0 0 0 (13) (49)
Benefit payments (796) (602) (123) (148) (111) (112) (1,030) (862)
Other movements (5) 0 0 0 0 1 (5) 1
Foreign currency translation (291) (456) (408) (38) (28) (33) (727) (527)
Defined benefit obligation at the

end of the year
12,539 15,480 2,166 4,105 1,375 1,740 16,080 21,324
of which: amounts owed to active members 7,103 8,604 65 150 169 222 7,336 8,976 of which: amounts owed to deferred members 0 0 656 1,593 528 669 1,184 2,262 of which: amounts owed to retirees 5,436 6,876 1,445 2,362 678 849 7,560 10,086 of which: funded plans 12,539 15,480 2,166 4,105 1,011 1,222 15,717 20,806 of which: unfunded plans 0 0 0 0 363 518 363 518
Fair value of plan assets at the beginning

of the year
19,196 18,358 4,297 4,149 1,329 1,360 24,821 23,867
Return on plan assets excluding interest income (1,942) 1,319 (1,312) 277 (223) 40 (3,476) 1,637
Interest income 274 42 70 58 31 26 376 127
Employer contributions

401 450 5 0 16 16 422 466
Plan participant contributions 154 161 0 0 0 0 154 161
Benefit payments (796) (602) (123) (148) (111) (112) (1,030) (862)
Administration expenses, taxes and premiums paid (7) (8) 0 0 (3) (4) (11) (11)
Other movements (1) 0 0 0 0 1 (1) 1
Foreign currency translation (322) (524) (450) (39) 0 0 (772) (563)
Fair value of plan assets

at the end of the year
16,957 19,196 2,488 4,297 1,039 1,329 20,484 24,821
Surplus / (deficit) 4,418 3,716 321 192 (335) (411) 4,404 3,497
Asset ceiling effect at the beginning of the year 3,716 2,739 0 0 0 0 3,716 2,739
Interest expense on asset ceiling effect 77 8 0 0 0 0 77 8
Asset ceiling effect excluding interest expense and foreign

currency translation on
asset ceiling effect 656 1,037 0 0 0 0 656 1,037
Foreign currency translation (31) (68) 0 0 0 0 (31) (68)
Asset ceiling effect at the end of the year 4,418 3,716 0 0 0 0 4,418 3,716
Net defined benefit asset / (liability) of

major plans
0 0 321 192 (335) (411) (14) (219)
Net defined benefit asset / (liability) of remaining

plans
(80) (96)
Total net defined benefit

asset / (liability)
(94) (315)
of which: Net defined benefit asset 355 302
of which: Net defined benefit liability
2
(449) (617)
1 Experience (gains)

/ losses

are a component

of actuarial remeasurements

of the defined

benefit obligation

and reflect

the effects

of differences between

the previous actuarial

assumptions and

what has actually
occurred.

2 Refer to Note 18c.
Income statement – expenses related

to defined benefit plans
1
USD m Swiss pension plan UK pension plan
US and German
pension plans Total
For the year ended 31.12.22 31.12.21 31.12.22 31.12.21 31.12.22 31.12.21 31.12.22 31.12.21
Current service cost 240 285 0 0 5 6 244 291
Interest expense related to defined benefit obligation 195 33 67 58 35 30 297 122
Interest income related to plan assets (274) (42) (70) (58) (31) (26) (376) (127)
Interest expense on asset ceiling effect 77 8 0 0 0 0 77 8
Administration expenses, taxes and premiums paid 7 8 0 0 3 4 11 11
Past service cost related to plan amendments 0 0 0 0 0 4 0 4
Curtailments (13) (49) 0 0 0 0 (13) (49)
Net periodic expenses recognized in net

profit for major plans
230 243 (3) 0 12 18 239 261
Net periodic expenses recognized in net

profit for remaining plans
2
17 19
Total net periodic

expenses recognized in net profit
256 280
1 Refer to Note 6.

2 Includes differences between

actual and estimated performance

award accruals.
Other comprehensive income – gains /

(losses) on defined benefit plans

USD m Swiss pension plan UK pension plan
US and German
pension plans Total
For the year ended 31.12.22 31.12.21 31.12.22 31.12.21 31.12.22 31.12.21 31.12.22 31.12.21
Remeasurement of defined benefit obligation 2,424 (490) 1,474 (71) 267 62 4,165 (498)
of which: change in discount rate assumption 3,078 494 1,451 319 317 77 4,846 890 of which: change in rate of pension increase

assumption
0 0 123 (316) (5) (1) 118 (318)
of which: change in rate of interest credit on

retirement savings assumption
(408) (110) 0 0 (82) (1) (490) (110)
of which: change in life expectancy 0 0 5 9 (1) (3) 4 5
of which: change in other actuarial assumptions (19) (26) 1 (23) 48 2 30 (47)
of which: experience gains / (losses)
1
(226) (848) (107) (59) (11) (12) (344) (919)
Return on plan assets excluding interest income (1,942) 1,319 (1,312) 277 (223) 40 (3,476) 1,637
Asset ceiling effect excluding interest expense and foreign

currency translation
(656) (1,037) 0 0 0 0 (656) (1,037)
Total gains / (losses) recognized

in other comprehensive income for major plans
(173) (207) 162 207 43 102 32 102
Total gains / (losses) recognized

in other comprehensive income for remaining plans
8 31
Total gains / (losses) recognized

in other comprehensive income
2
40 133
1 Experience

(gains) / losses

are a component

of actuarial remeasurements

of the defined

benefit obligation

and reflect

the effects of

differences between

the previous actuarial

assumptions and

what has actually
occurred.

2 Refer to the “Statement

of comprehensive income.”
The table below provides

information about the duration of

the DBO and the timing for expected benefit payments.
Swiss pension plan UK pension plan
US and German pension
plans
1
31.12.22 31.12.21 31.12.22 31.12.21 31.12.22 31.12.21
Duration of the defined benefit

obligation (in years)
13.4 15.5 13.7 18.8 7.9 9.5
Maturity analysis of benefits expected

to be paid
USD m
Benefits expected to be paid within 12 months 702 719 107 110 123 123
Benefits expected to be paid between

1 and 3 years
1,445 1,440 234 248 232 237
Benefits expected to be paid between

3 and 6 years
2,183 2,097 384 418 335 338
Benefits expected to be paid between

6 and 11 years
3,751 3,467 667 743 502 495
Benefits expected to be paid between

11 and 16 years
3,519 3,156 667 751 388 392
Benefits expected to be paid in more than 16 years 13,243 10,733 2,570 3,028 516 519
1 The duration of the

defined benefit obligation

represents a weighted average

across US and German

plans.
Actuarial assumptions
The

actuarial assumptions

used

for

the defined

benefit plans

are

based

on

the

economic conditions

prevailing

in

the
jurisdiction

in which

they

are

offered.

Changes

in the

defined

benefit

obligation

are

most sensitive

to

changes

in the
discount rate. The di

scount rate is based

on the yield of high

-quality corporate bonds

quoted in an active

market in the
currency of

the respective plan.

A decrease

in the

discount curve increases

the DBO. UBS

AG regularly reviews

the actuarial
assumptions used in

calculating the DBO to determine their continuing

relevance.
›

Refer to Note 1a

item 5 for a description

of the accounting

policy for defined

benefit plans

The tables below show

the significant actuarial assumptions used

in calculating the DBO at the end of

the year.
Significant actuarial assumptions
Swiss pension plan UK pension plan US pension plans German pension plans
In % 31.12.22 31.12.21 31.12.22 31.12.21 31.12.22 31.12.21 31.12.22 31.12.21
Discount rate 2.34 0.34 5.02 1.82 4.92
1
2.47
1
3.81 0.99
Rate of pension increase 0.00 0.00 3.08 3.32 0.00 0.00 2.20 1.80
Rate of interest credit on retirement savings

3.39 1.04 0.00 0.00 5.73
2
1.18
2
0.00 0.00
1 Represents weighted average

across US pension plans.

2 Only applicable to

one of the US pension plans
Mortality tables and life expectancies

for major plans
Life expectancy at age 65 for a male member currently
aged 65 aged 45
Country Mortality table 31.12.22 31.12.21 31.12.22 31.12.21
Switzerland BVG 2020 G with CMI 2021 projections
1
21.7 21.7 23.4 23.3
UK S3PA with CMI 2021 projections
2
23.5 23.4 24.6 24.5
USA Pri-2012 with MP-2021 projection scale 22.0 21.9 23.3 23.3
Germany
Dr. K. Heubeck

2018 G
20.6 20.5 23.4 23.2
Life expectancy at age 65 for a female member currently
aged 65 aged 45
Country Mortality table 31.12.22 31.12.21 31.12.22 31.12.21
Switzerland BVG 2020 G with CMI 2021 projections
1
23.5 23.4 25.1 25.0
UK S3PA with CMI 2021 projections
2
25.0 24.9 26.4 26.3
USA Pri-2012 with MP-2021 projection scale 23.4 23.3 24.8 24.7
Germany
Dr. K. Heubeck

2018 G
24.0 23.9 26.3 26.1
1 In 2021, BVG 2020 G with

CMI 2019 projections was

used.

2 In 2021, S3PA

with CMI 2020

projections was used.
Sensitivity analysis of significant actuarial

assumptions
The table

below

presents

a sensitivity

analysis

for each

significant

actuarial

assumption,

showing

how the

DBO would
have been

affected by

changes in

the relevant actuarial

assumption

that were

reasonably

possible at

the balance sheet
date.

Unforeseen

circumstances

may

arise,

which

could

result

in

variations

that

are

outside

the

range

of

alternatives
deemed

reasonably

possible.

Caution

should

be

used

in

extrapolating

the

sensitivities

below

on

the

DBO,

as

the
sensitivities may not be linear.
Sensitivity analysis of significant actuarial

assumptions
1
Increase / (decrease) in defined benefit obligation Swiss pension plan UK pension plan US and German pension plans
USD m 31.12.22 31.12.21 31.12.22 31.12.21 31.12.22 31.12.21
Discount rate
Increase by 50 basis points (641) (975) (141) (361) (51) (78)
Decrease by 50 basis points 723 1,116 157 411 55 84
Rate of pension increase
Increase by 50 basis points 487 749 127 334 4 6
Decrease by 50 basis points –
2
–
2
(118) (306) (3) (6)
Rate of interest credit on retirement

savings
Increase by 50 basis points 106 134 –
3
–
3
9 8
Decrease by 50 basis points (106) (134) –
3
–
3
(8) (7)
Life expectancy
Increase in longevity by one additional year 304 475 65 184 39 56
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded.

2 As the assumed rate of pension
increase was 0
% as of 31 December 2022

and as of 31 December

2021, a downward change

in assumption is

not applicable.

3 As the UK plan does

not provide interest credits

on retirement savings,

a change in
assumption is not applicable.
Fair value of plan assets
The tables below provide

information about the composition

and fair value of plan assets of

the major pension plans.
Composition and fair value

of plan assets
Swiss pension plan
31.12.22 31.12.21
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD m
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 183 0 183 1 106 0 106 1
Real estate / property
Domestic 0 2,130 2,130 13 0 1,994 1,994 10
Foreign 0 517 517 3 0 328 328 2
Investment funds
Equity

Domestic 418 0 418 2 476 0 476 2
Foreign 2,794 1,222 4,017 24 3,510 1,498 5,009 26
Bonds
1
Domestic, AAA to BBB– 2,117 0 2,117 12 2,512 0 2,512 13
Foreign, AAA

to BBB–
3,395 0 3,395 20 2,877 0 2,877 15
Foreign, below BBB– 598 0 598 4 742 0 742 4
Other 867 1,997 2,864 17 2,379 2,010 4,389 23
Other investments 351 367 718 4 377 385 762 4
Total fair value of plan

assets
10,724 6,233 16,957 100 12,980 6,216 19,196 100
31.12.22 31.12.21
Total fair value of plan

assets
16,957 19,196
of which:
2
Bank accounts at UBS AG 189 109
UBS AG debt instruments 28 16
UBS Group AG shares 15 14
Securities lent to UBS AG
3
489 608
Property occupied by UBS 51 52
Derivative financial instruments, counterparty

UBS AG
3
43 72
1 The bond credit ratings

are primarily based

on S&P’s credit

ratings. Ratings

AAA to BBB–

and below BBB

–

represent investment

grade and non-investment

grade ratings,

respectively. In

cases where credit ratings
from other rating agencies were

used, these were converted to

the equivalent rating in

S&P’s rating classification.

2 Bank accounts at

UBS AG encompass accounts

in the name of the Swiss

pension fund. The

other
positions disclosed

in the

table encompass

both direct

investments in

UBS AG

instruments

and

UBS Group

AG shares

and indirect

investments,

i.e.,

those

made through

funds that

the pension

fund invests

in.

3 Securities lent to UBS

AG and derivative

financial instruments

are presented gross

of any collateral. Securities

lent to UBS AG

were fully covered

by collateral as of

31 December 2022

and 31 December 2021.

Net
of collateral, derivative financial

instruments amounted to

negative USD
5
m as of 31 December 2022

(31 December 2021:

positive USD
24 m).
Composition and fair value

of plan assets (continued)
UK pension plan
31.12.22 31.12.21
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD m
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 104 0 104 4 147 0 147 3
Bonds
1
Domestic, AAA to BBB– 1,729 0 1,729 69 2,605 0 2,605 61
Foreign, AAA

to BBB–
297 0 297 12 372 0 372 9
Foreign, below BBB– 7 0 7 0 4 0 4 0
Investment funds
Equity

Domestic 19 3 22 1 44 4 47 1
Foreign 366 0 366 15 921 0 921 21
Bonds
1
Domestic, AAA to BBB– 367 90 457 18 532 147 679 16
Domestic, below BBB– 1 0 1 0 12 0 12 0
Foreign, AAA

to BBB–
90 0 90 4 179 0 179 4
Foreign, below BBB– 114 0 114 5 115 0 115 3
Real estate
Domestic 64 0 64 3 110 12 122 3
Foreign 6 31 36 1 6 34 40 1
Other (280) 0 (280) (11) (313) 0 (313) (7)
Repurchase agreements (612) 0 (612) (25) (725) 0 (725) (17)
Other investments 66 27 94 4 65 26 91 2
Total fair value of plan

assets
2,336 151 2,488 100 4,074 223 4,297 100
1 The bond credit ratings

are primarily based

on S&P’s credit

ratings. Ratings

AAA to BBB–

and below BBB

–

represent investment

grade and non-investment

grade ratings,

respectively. In

cases where credit ratings
from other rating agencies were

used, these were converted

to the equivalent rating

in S&P’s rating

classification.
US and German pension

plans
31.12.22 31.12.21
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD m
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 7 0 7 1 11 0 11 1
Equity
Domestic 55 0 55 5 79 0 79 6
Foreign 24 0 24 2 31 0 31 2
Bonds
1
Domestic, AAA to BBB– 359 0 359 35 486 0 486 37
Domestic, below BBB– 4 0 4 0 17 0 17 1
Foreign, AAA

to BBB–
74 0 74 7 97 0 97 7
Foreign, below BBB– 3 0 3 0 6 0 6 0
Investment funds
Equity

Domestic 27 0 27 3 3 0 3 0
Foreign 33 0 33 3 56 0 56 4
Bonds
1
Domestic, AAA to BBB– 266 0 266 26 269 0 269 20
Domestic, below BBB– 109 0 109 10 147 0 147 11
Foreign, AAA

to BBB–
2 0 2 0 11 0 11 1
Foreign, below BBB– 5 0 5 0 2 0 2 0
Real estate
Domestic 0 11 11 1 0 9 9 1
Other 54 0 54 5 99 0 99 7
Other investments 5 1 6 1 5 1 6 0
Total fair value of plan

assets
1,027 12 1,039 100 1,319 10 1,329 100
1 The bond credit ratings

are primarily based

on S&P’s credit

ratings. Ratings

AAA to BBB–

and below BBB

–

represent investment

grade and non-investment

grade ratings,

respectively. In

cases where credit ratings
from other rating agencies were

used, these were converted

to the equivalent rating

in S&P’s rating

classification.
b) Defined contribution plans
UBS

AG sponsors

a number

of defined

contribution

plans,

with the

most significant

plans

in the

US and

the UK.

UBS
AG’s obligation is limited to its contributions made in accordance with each plan, which may include direct contributions
and

matching

contributions.

Employer

contributions

to

defined

contribution

plans

are

recognized

as

an

expense

and
were USD 299 m in 2022, USD 303 m in 2021 and USD 291 m in 2020.
›

Refer to Note 6 for

more information
c) Related-party disclosure
UBS AG is the principal provider of banking services for the pension fund of UBS AG in Switzerland. In this capacity,

UBS
AG is engaged to execute

most of the pension fund’s

banking activities. These activities

can include, but are not

limited
to, trading,

securities lending

and borrowing

and derivative transactions.

The non

-Swiss UBS AG

pension funds

do not
have a similar

banking relationship

with UBS

AG. During

2022, UBS

AG received USD
20
m in fees

for banking

services
from the major post-employment benefit plans (2021: USD 22
m). As of 31 December 2022, the major

post-employment
benefit plans held USD 253
m in UBS Group AG shares

(31 December 2021: USD
241 m).
›

Refer to the “Composition

and fair value

of plan assets”

table in Note

26a for more information

about fair value

of investments

in
UBS AG and UBS

Group AG instruments

held by the Swiss

pension fund